Note 19 - Allowance for Loans Losses (IAS 39) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Individually assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	€ 2,071
Provision for loan losses	299
Net charge-offs:	(487)
Charge-offs	(541)
Recoveries	54
Other changes	(117)
Allowance for loan losses, end of year	1,766
Collectively assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	2,475
Provision for loan losses	253
Net charge-offs:	(532)
Charge-offs	(605)
Recoveries	73
Other changes	(41)
Allowance for loan losses, end of year	2,155
Total [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	4,546
Provision for loan losses	552
Net charge-offs:	(1,019)
Charge-offs	(1,146)
Recoveries	127
Other changes	(158)
Allowance for loan losses, end of year	€ 3,921